Related Party Transactions: Schedule of Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Related Party Transactions

	2013	2012

Due from:
CMFG Life	$ 2,865	$ 2,085

Total	$ 2,865	$ 2,085

Due to:
CUNA Brokerage Services, Inc.	$ 854	$ -
CMFG Life	6	211
MEMBERS Capital Advisors, Inc.	10	5

Total	$ 870	$ 216